Warrants (Tables)	6 Months Ended
Jun. 30, 2023
Warrants
Summary Of Warrants Outstanding
Amount
$
Balance at December 31, 2022 and 2021	-
Acquisition of Engine	153,275
Reclassify former GSQ Esports Inc. warrants to warrant liability	1,925,238
Change in fair value	(1,710,878)
Foreign exchange	(91,091)
Balance, June 30, 2023	276,544
		Weighted -average
	Number of	exercise price
	warrants	CAD
	#	$
Outstanding, December 31, 2022 and 2021	-	-
Acquisition of Engine	269,601	30.00
Reclassify former GSQ Esports Inc. warrants to warrant liability	927,228	23.72
Expired	-	-
Outstanding as of June 30, 2023	1,196,829	25.13
Amount
$

Balance at December 31, 2021	2,287,484
Private placements	140,677
Warrants issued for credit facility	96,359
Warrants expired	(599,282)
Balance, December 31, 2022	1,925,238

Balance at December 31, 2022	1,925,238
Acquisition of Engine	20,000
Reclass equity warrants to warrant liability	(1,925,238)
Balance, June 30, 2023	20,000
		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, December 31, 2021	953,986	26.14
Private placements	123,930	9.68
Warrants issued for credit facility	109,005	6.78
Warrants expired	(259,693)	19.37
Outstanding as of December 31, 2022	927,228	23.72

Outstanding, December 31, 2022	927,228	23.72
Reclassify former GSQ Esports Inc. warrants to warrant liability	(927,228)	23.72
Outstanding as of June 30, 2023	-	-
		Weighted-average
	Number of	exercise price
	warrants	USD
	#	$

Outstanding, December 31, 2022	-	-
Acquisition of Engine	877,891	60.00
Outstanding as of June 30, 2023	877,891	60.00

Summary Of liability measured warrants issued and outstanding
		Warrants outstanding
	Number	Average exercise price	Average remaining contractual
Expiry date	outstanding	CAD	life (years)
July 8, 2024	111,495	30.00	1.02
July 25, 2024	100,406	30.00	1.07
August 8, 2024	57,700	30.00	1.11
February 19, 2024	28,037	29.05	0.64
March 4, 2024	196,614	29.05	0.68
July 22, 2023	438,918	29.05	0.06
July 22, 2024	30,724	19.37	1.06
June 30, 2024	92,829	6.78	1.00
September 30, 2027	123,930	9.68	4.25
June 30, 2024	16,176	6.29	1.00
	1,196,829	$25.13	0.95
		Warrants outstanding
	Number	Average exercise price	Average remaining contractual
Expiry date	outstanding	USD	life (years)
January 8, 2024	467,196	60.00	0.53
January 22, 2024	130,724	60.00	0.56
February 24, 2024	264,556	60.00	0.65
August 19, 2024	12,499	60.00	1.14
September 15, 2024	2,916	60.00	1.21
	877,891	$60.00	0.58